3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
30-89 Days	$ 7,628,644	$ 6,734,891
90 Days or more	2,479,079	2,168,099
Total Past Due	10,107,723	8,902,990
Current	429,801,203	407,472,458
Total Loans	439,908,926	416,375,448
Non-Accrual Loans	4,726,877	4,755,452
Over 90 Days and Accruing	908,148	378,060
Commercial and industrial
30-89 Days	1,060,971	782,937
90 Days or more	310,669	377,145
Total Past Due	1,371,640	1,160,082
Current	54,247,645	48,123,866
Total Loans	55,619,285	49,283,948
Non-Accrual Loans	527,105	596,777
Over 90 Days and Accruing	21,902	0
Commercial Real Estate
30-89 Days	713,160	785,890
90 Days or more	215,507	888,179
Total Past Due	928,667	1,674,069
Current	156,007,136	138,133,448
Total Loans	156,935,803	139,807,517
Non-Accrual Loans	1,403,541	1,892,195
Over 90 Days and Accruing	5,313	53,937
Residential real estate - 1st lien
30-89 Days	5,184,457	4,654,077
90 Days or more	1,655,950	844,803
Total Past Due	6,840,407	5,498,880
Current	166,006,667	164,113,929
Total Loans	172,847,074	169,612,809
Non-Accrual Loans	2,203,106	1,928,097
Over 90 Days and Accruing	817,109	281,845
Residential real estate - Jr lien
30-89 Days	533,134	379,363
90 Days or more	289,169	57,128
Total Past Due	822,303	436,491
Current	44,865,102	46,592,532
Total Loans	45,687,405	47,029,023
Non-Accrual Loans	593,125	338,383
Over 90 Days and Accruing	56,040	41,434
Consumer
30-89 Days	136,922	132,624
90 Days or more	7,784	844
Total Past Due	144,706	133,468
Current	8,674,653	10,508,683
Total Loans	8,819,359	10,642,151
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 7,784	$ 844